LOANS AND PAYMENT PLAN RECEIVABLES, Impaired Financing Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impaired loan with no allocated allowance [Abstract]
TDR		$ 349	$ 1,782
Non - TDR		175	1,107
Impaired loans with an allocated allowance [Abstract]
TDR - allowance based on collateral		2,482	3,527
TDR - allowance based on present value cash flow		62,113	72,613
Non - TDR - allowance based on collateral		148	491
Total impaired loans		65,267	79,520
Amount of allowance for loan losses allocated [Abstract]
TDR - allowance based on collateral		684	1,868
TDR - allowance based on present value cash flow		6,089	7,146
Non - TDR - allowance based on collateral		66	138
Total amount of allowance for loan losses allocated		6,839	9,152
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	527	2,891
Unpaid Principal Balance, with no related allowance recorded	[1]	1,087	5,191
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	65,017	76,940
Unpaid Principal Balance, with an allowance recorded	[1]	67,289	79,520
Recorded Investment	[1]	65,544	79,831
Unpaid Principal Balance	[1]	68,376	84,711
Related Allowance	[1]	6,839	9,152
Accrued interest included in recorded investment	[1]	277	311
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	987	1,913	$ 7,628
Interest Income Recognized, with No Related Allowance	[2]	49	84	739
Average Recorded Investment, with Related Allowance	[2]	70,920	83,258	97,018
Interest Income Recognized, with Related Allowance	[2]	3,182	3,552	3,835
Average Recorded Investment	[2]	71,907	85,171	104,646
Interest Income Recognized	[2]	3,231	3,636	4,574
Commercial [Member] | Income Producing - Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	517
Unpaid Principal Balance, with no related allowance recorded	[1]	0	768
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	5,195	7,737
Unpaid Principal Balance, with an allowance recorded	[1]	5,347	7,880
Recorded Investment	[1]	5,195	8,254
Unpaid Principal Balance	[1]	5,347	8,648
Related Allowance	[1]	347	554
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	177	609	4,520
Interest Income Recognized, with No Related Allowance	[2]	0	2	387
Average Recorded Investment, with Related Allowance	[2]	7,059	8,069	12,677
Interest Income Recognized, with Related Allowance	[2]	369	427	439
Average Recorded Investment	[2]	7,236	8,678	17,197
Interest Income Recognized	[2]	369	429	826
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	31
Unpaid Principal Balance, with no related allowance recorded	[1]	0	709
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	166	239
Unpaid Principal Balance, with an allowance recorded	[1]	194	244
Recorded Investment	[1]	166	270
Unpaid Principal Balance	[1]	194	953
Related Allowance	[1]	9	36
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	6	330	952
Interest Income Recognized, with No Related Allowance	[2]	0	7	79
Average Recorded Investment, with Related Allowance	[2]	183	1,129	2,219
Interest Income Recognized, with Related Allowance	[2]	8	31	54
Average Recorded Investment	[2]	189	1,459	3,171
Interest Income Recognized	[2]	8	38	133
Commercial [Member] | Commercial and Industrial [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	524	2,341
Unpaid Principal Balance, with no related allowance recorded	[1]	549	3,261
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	2,535	4,902
Unpaid Principal Balance, with an allowance recorded	[1]	2,651	5,246
Recorded Investment	[1]	3,059	7,243
Unpaid Principal Balance	[1]	3,200	8,507
Related Allowance	[1]	481	1,654
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	751	961	2,125
Interest Income Recognized, with No Related Allowance	[2]	22	54	257
Average Recorded Investment, with Related Allowance	[2]	3,298	5,723	6,663
Interest Income Recognized, with Related Allowance	[2]	132	189	104
Average Recorded Investment	[2]	4,049	6,684	8,788
Interest Income Recognized	[2]	154	243	361
Mortgage [Member] | 1-4 Family [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	2	2
Unpaid Principal Balance, with no related allowance recorded	[1]	469	387
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	36,848	41,701
Unpaid Principal Balance, with an allowance recorded	[1]	38,480	43,479
Recorded Investment	[1]	36,850	41,703
Unpaid Principal Balance	[1]	38,949	43,866
Related Allowance	[1]	3,454	4,100
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	52	10	19
Interest Income Recognized, with No Related Allowance	[2]	21	16	11
Average Recorded Investment, with Related Allowance	[2]	39,143	44,923	50,421
Interest Income Recognized, with Related Allowance	[2]	1,774	1,918	2,140
Average Recorded Investment	[2]	39,195	44,933	50,440
Interest Income Recognized	[2]	1,795	1,934	2,151
Mortgage [Member] | Resort Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	15,978	16,898
Unpaid Principal Balance, with an allowance recorded	[1]	16,046	16,931
Recorded Investment	[1]	15,978	16,898
Unpaid Principal Balance	[1]	16,046	16,931
Related Allowance	[1]	2,210	2,453
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	12
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	16,383	17,544	18,448
Interest Income Recognized, with Related Allowance	[2]	616	619	670
Average Recorded Investment	[2]	16,383	17,544	18,460
Interest Income Recognized	[2]	616	619	670
Mortgage [Member] | Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	173	235
Unpaid Principal Balance, with an allowance recorded	[1]	236	242
Recorded Investment	[1]	173	235
Unpaid Principal Balance	[1]	236	242
Related Allowance	[1]	43	10
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	209	226	161
Interest Income Recognized, with Related Allowance	[2]	5	10	8
Average Recorded Investment	[2]	209	226	161
Interest Income Recognized	[2]	5	10	8
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	178	315
Unpaid Principal Balance, with an allowance recorded	[1]	213	398
Recorded Investment	[1]	178	315
Unpaid Principal Balance	[1]	213	398
Related Allowance	[1]	18	16
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	209	248	172
Interest Income Recognized, with Related Allowance	[2]	7	14	13
Average Recorded Investment	[2]	209	248	172
Interest Income Recognized	[2]	7	14	13
Installment [Member] | Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	1	0
Unpaid Principal Balance, with no related allowance recorded	[1]	69	66
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	1,667	1,994
Unpaid Principal Balance, with an allowance recorded	[1]	1,804	2,117
Recorded Investment	[1]	1,668	1,994
Unpaid Principal Balance	[1]	1,873	2,183
Related Allowance	[1]	108	118
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	1	0	0
Interest Income Recognized, with No Related Allowance	[2]	6	5	5
Average Recorded Investment, with Related Allowance	[2]	1,832	2,185	2,539
Interest Income Recognized, with Related Allowance	[2]	128	147	176
Average Recorded Investment	[2]	1,833	2,185	2,539
Interest Income Recognized	[2]	134	152	181
Installment [Member] | Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	1,793	2,415
Unpaid Principal Balance, with an allowance recorded	[1]	1,805	2,443
Recorded Investment	[1]	1,793	2,415
Unpaid Principal Balance	[1]	1,805	2,443
Related Allowance	[1]	140	182
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	3	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	2,126	2,661	3,055
Interest Income Recognized, with Related Allowance	[2]	112	162	193
Average Recorded Investment	[2]	2,126	2,664	3,055
Interest Income Recognized	[2]	112	162	193
Installment [Member] | Boat Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	1	1
Unpaid Principal Balance, with an allowance recorded	[1]	5	6
Recorded Investment	[1]	1	1
Unpaid Principal Balance	[1]	5	6
Related Allowance	[1]	1	1
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	1	2	3
Interest Income Recognized, with Related Allowance	[2]	1	1	1
Average Recorded Investment	[2]	1	2	3
Interest Income Recognized	[2]	1	1	1
Installment [Member] | Recreational Vehicle Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	90	109
Unpaid Principal Balance, with an allowance recorded	[1]	90	108
Recorded Investment	[1]	90	109
Unpaid Principal Balance	[1]	90	108
Related Allowance	[1]	5	6
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	100	115	127
Interest Income Recognized, with Related Allowance	[2]	5	6	7
Average Recorded Investment	[2]	100	115	127
Interest Income Recognized	[2]	5	6	7
Installment [Member] | Other [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	393	394
Unpaid Principal Balance, with an allowance recorded	[1]	418	426
Recorded Investment	[1]	393	394
Unpaid Principal Balance	[1]	418	426
Related Allowance	[1]	23	22
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	377	433	533
Interest Income Recognized, with Related Allowance	[2]	25	28	30
Average Recorded Investment	[2]	377	433	533
Interest Income Recognized	[2]	$ 25	$ 28	$ 30

[1]	There were no impaired purchased mortgage loans at December 31, 2017 or 2016.
[2]	There were no impaired payment plan receivables or purchased mortgage loans during the years ending December 31, 2017, 2016 and 2015.